FAIR VALUE MEASUREMENT - Significant Unobservable Inputs (Details) - Level 3	Jun. 30, 2023
Minimum | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.060
Minimum | Loss rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.046
Minimum | Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.078
Maximum | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.150
Maximum | Loss rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.239
Maximum | Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.284
Weighted Average | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.148
Weighted Average | Loss rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.167
Weighted Average | Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	0.120